Provisions	12 Months Ended
Dec. 31, 2024
Provisions.
Provisions

(13) Provisions

- Accounting principles -

Provisions are recognized if as a result of past events, the Group has:

–	a present legal or constructive obligation,
–	the amount can be estimated reliably, and,
–	it is more likely than not that an outflow of resources will be required to settle the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from such a contract are lower than the unavoidable expenses of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected expenses of terminating the contract and the expected net expense of continuing with the contract. Before a provision is established, the Group recognizes any impairment expense on the assets associated with that contract.

Reorganization provisions are recognized when the Group has a constructive obligation, which is when:

–	there is a detailed formal plan that identifies the business or parts of the business concerned, the location and number of employees affected, the detailed estimate of the associated costs, and the timeline; and
–	the employees affected have been notified of the plan’s main features.

- Provision -

The current provisions consist of the following:

	December 31,	December 31,
in k€	2024	2023
Other personnel expenses	31,317	41,490
Pensions	1,572	2,184
Other provisions	9,858	1,491
Reorganization	19,473	—
Total current provisions	62,219	45,165

The non-current provisions consist of the following:

	December 31,	December 31,
in k€	2024	2023
Pensions	10,223	11,985
Other personnel expenses	1,315	2,164
Other provisions	2,918	1,913
Reorganization	5,128	—
Total non-current provisions	19,585	16,063

The following table summarizes the development of total provisions recorded during 2024:

				Foreign	Remeasurement
	Jan 1,		Business	currency	through			Dec 31,
	2024	Additions	combination	exchange	OCI	Consumption	Release	2024
	k€	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	43,654	21,823	(219)	477	—	31,284	1,820	32,632
Pensions	14,170	3,248	(12)	22	(1,217)	2,694	1,721	11,795
Other provisions	3,404	23,785	(757)	189	—	11,723	2,123	12,776
Reorganization	—	68,459	(36)	69	—	32,291	11,599	24,601
Total	61,228	117,315	(1,024)	757	(1,217)	77,992	17,264	81,804

The following table summarizes the development of total provisions recorded during 2023:

				Foreign	Remeasurement
	January 1,		Business	currency	through			Dec 31,
	2023	Additions	combination	exchange	OCI	Consumption	Release	2023
	k€	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	48,699	43,573	—	91	—	37,851	10,858	43,654
Pensions	14,261	1,215	—	8	—	735	579	14,170
Other provisions	7,877	1,303	—	(179)	—	1,011	4,588	3,404
Reorganization	—	—	—	—	—	—	—	—
Total	70,837	46,091	—	(80)	—	39,597	16,025	61,228

The provision for personnel expenses mainly consists of bonus accruals (December 31, 2024: € 9,662k; December 31, 2023: € 13,817k) and accrued vacation (December 31, 2024: € 17,018k; December 31, 2023: € 18,454k). The provision for pensions mainly relates to pensions in France (see Note 12).

The other provisions mainly consist of accrued audit fees (December 31, 2024: € 3,675k; December 31, 2023: € 1,964k), a provision related to the disposal of Evotec’s Recursion (formerly Exscientia) shares (December 31, 2024: € 5,125k; December 31, 2023: € 0k) as well as restoration provisions (December 31, 2024: € 2,823k; December 31, 2023: € 1,598k).

-Reorganization-

On April 24, 2024 as part of the publication of the 2023 Annual Results, the Group announced that it was currently assessing its current footprint and activities. As of December 31, 2024, the Group has recognized a provision of € 24,601k to cover the expected and estimated costs associated with the remaining reorganization efforts of its activities in the countries in which it operates. This resulted in the closure of the Site of Marcy (France), the discontinuation of the Gene Therapy operation in Orth (Austria), the rationalization of the Real Estate Footprint in Germany with the closure or vacation of facilities in Cologne, Göttingen and Hamburg, as well as the UK. 280 employees have been impacted by the reorganization. Due to a true-up per December 31, 2024, € 11,599k of the initially expected costs of € 68,459k have been reversed.

On November 2, 2024, the Group signed a SPA with Monacum partners to dispose of the Operation of Evotec DS in Halle (Germany). The Agreement closed on December 2, 2024.

As part of this Agreement, the Group sold the operations for € 1. The amount of cash over which control was lost amounts to € 4,000k. In Addition, current assets other than cash (€ 4,450k), non-current assets (€ 65k), current liabilities (€ 3,514k) and non-current liabilities (€ 3,545k) of the former subsidiary were disposed as part of the transaction.